Pioneer Real
Estate Shares
Schedule of Investments  |  March 31, 2023

A: PWREX	C: PCREX	Y: PYREX

Schedule of Investments  |  3/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 98.8%
	Common Stocks — 93.0% of Net Assets
	Diversified REITs — 4.1%
34,606	Essential Properties Realty Trust, Inc.	$ 859,959
14,871	WP Carey, Inc.	1,151,759
	Total Diversified REITs	$2,011,718

	Diversified Telecommunication Services — 0.5%
17,665(a)	Radius Global Infrastructure, Inc., Class A	$ 259,145
	Total Diversified Telecommunication Services	$259,145

	Health Care REITs — 4.5%
3,333	Community Healthcare Trust, Inc.	$ 121,988
47,802	Healthpeak Properties, Inc.	1,050,210
16,379	National Health Investors, Inc.	844,829
3,500	Universal Health Realty Income Trust	168,385
	Total Health Care REITs	$2,185,412

	Hotel & Resort REITs — 5.7%
134,559	Apple Hospitality REIT, Inc.	$ 2,088,355
7,464	Ryman Hospitality Properties, Inc.	669,745
	Total Hotel & Resort REITs	$2,758,100

	Household Durables — 2.4%
10,979	Lennar Corp., Class A	$ 1,154,003
	Total Household Durables	$1,154,003

	Industrial REITs — 22.5%
13,479	Americold Realty Trust, Inc.	$ 383,478
14,400	EastGroup Properties, Inc.	2,380,608
19,375	First Industrial Realty Trust, Inc.	1,030,750
18,171	LXP Industrial Trust	187,343
37,788	Prologis, Inc.	4,714,809
37,377	Rexford Industrial Realty, Inc.	2,229,538
	Total Industrial REITs	$10,926,526

	Office REITs — 2.0%
7,662	Alexandria Real Estate Equities, Inc.	$ 962,271
	Total Office REITs	$962,271

	Real Estate Management & Development — 1.4%
9,707(a)	CBRE Group, Inc., Class A	$ 706,767
	Total Real Estate Management & Development	$706,767

1Pioneer Real Estate Shares |  | 3/31/23

Shares		Value
	Residential REITs — 7.6%
24,993	Equity LifeStyle Properties, Inc.	$ 1,677,780
13,384	Mid-America Apartment Communities, Inc.	2,021,519
	Total Residential REITs	$3,699,299

	Retail REITs — 16.9%
20,051	Agree Realty Corp.	$ 1,375,699
874	Alexander's, Inc.	169,338
74,643	Brixmor Property Group, Inc.	1,606,317
8,482	Getty Realty Corp.	305,606
85,592	Kimco Realty Corp.	1,671,612
29,847	Macerich Co.	316,378
11,345	Phillips Edison & Co., Inc.	370,074
35,839	Realty Income Corp.	2,269,326
3,063	Spirit Realty Capital, Inc.	122,030
	Total Retail REITs	$8,206,380

	Specialized REITs — 25.4%
1,354	American Tower Corp.	$ 276,677
3,207	Equinix, Inc.	2,312,375
10,666	Extra Space Storage, Inc.	1,737,811
43,060	Gaming and Leisure Properties, Inc.	2,241,704
41,357	Iron Mountain, Inc.	2,188,199
14,057	iStar, Inc.	412,854
3,715	Lamar Advertising Co., Class A	371,091
9,188	Public Storage	2,776,062
	Total Specialized REITs	$12,316,773

	Total Common Stocks (Cost $39,981,434)	$45,186,394

Pioneer Real Estate Shares |  | 3/31/232

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 5.8% of Net Assets
	Open-End Fund — 5.8%
2,797,536(b)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 2,797,536
		$2,797,536

	TOTAL SHORT TERM INVESTMENTS (Cost $2,797,536)	$2,797,536

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.8% (Cost $42,778,970)	$47,983,930
	OTHER ASSETS AND LIABILITIES — 1.2%	$573,866
	net assets — 100.0%	$48,557,796

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$45,186,394	$—	$—	$45,186,394
Open-End Fund	2,797,536	—	—	2,797,536
Total Investments in Securities	$47,983,930	$—	$—	$47,983,930
During the period ended March 31, 2023, there were no transfers in or out of Level 3.
3Pioneer Real Estate Shares |  | 3/31/23